Right of Use Assets - Schedule of Operating Leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Operating Leases [Abstract]
Right-of-use assets, net	¥ 4,845	$ 664	¥ 12,157
Operating lease liabilities - current	4,098	561	7,974
Operating lease liabilities - non-current	700	96	4,798
Total operating lease liabilities	¥ 4,798	$ 657	¥ 12,772
Weighted average remaining lease term (years)	1 year 3 months	1 year 3 months
Weighted average discount rate	4.75%	4.75%